Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories
Finished goods	$ 430	$ 444
Work in process and raw materials	1,674	1,866
Total	$ 2,103	$ 2,310